Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 18, 2022
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
CIK	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2022
Prospectus Date	rr_ProspectusDate	Feb. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Artisan Emerging Markets Debt Opportunities Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APFOX
Artisan Emerging Markets Debt Opportunities Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDOX
Artisan Emerging Markets Debt Opportunities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHOX
Artisan Global Unconstrained Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APFPX
Artisan Global Unconstrained Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDPX
Artisan Global Unconstrained Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHPX